Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 1.80	₪ 1.80
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	5,303,050	1,664,884
Ordinary shares, outstanding	5,303,050	1,664,884